Finance receivables (Credit Quality of Finance Receivable within Wholesale and Other Dealer Loan Receivables Portfolio Segment) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	¥ 17,966,060	¥ 17,894,598
Wholesale and Other Dealer Loan Receivables Portfolio Segment
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	3,479,613	3,489,757
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	3,102,214	3,099,802
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Credit Watch
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	238,507	247,198
Wholesale and Other Dealer Loan Receivables Portfolio Segment | At Risk
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	104,962	114,303
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Default
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	33,930	28,454
Wholesale | Wholesale and Other Dealer Loan Receivables Portfolio Segment
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	1,654,788	1,806,989
Wholesale | Wholesale and Other Dealer Loan Receivables Portfolio Segment | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	1,441,320	1,566,475
Wholesale | Wholesale and Other Dealer Loan Receivables Portfolio Segment | Credit Watch
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	133,892	156,740
Wholesale | Wholesale and Other Dealer Loan Receivables Portfolio Segment | At Risk
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	54,251	58,550
Wholesale | Wholesale and Other Dealer Loan Receivables Portfolio Segment | Default
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	25,325	25,224
Real estate | Wholesale and Other Dealer Loan Receivables Portfolio Segment
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	857,693	873,533
Real estate | Wholesale and Other Dealer Loan Receivables Portfolio Segment | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	729,474	743,379
Real estate | Wholesale and Other Dealer Loan Receivables Portfolio Segment | Credit Watch
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	82,322	81,848
Real estate | Wholesale and Other Dealer Loan Receivables Portfolio Segment | At Risk
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	37,379	45,564
Real estate | Wholesale and Other Dealer Loan Receivables Portfolio Segment | Default
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	8,518	2,742
Working capital | Wholesale and Other Dealer Loan Receivables Portfolio Segment
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	967,132	809,235
Working capital | Wholesale and Other Dealer Loan Receivables Portfolio Segment | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	931,420	789,948
Working capital | Wholesale and Other Dealer Loan Receivables Portfolio Segment | Credit Watch
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	22,293	8,610
Working capital | Wholesale and Other Dealer Loan Receivables Portfolio Segment | At Risk
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	13,332	10,189
Working capital | Wholesale and Other Dealer Loan Receivables Portfolio Segment | Default
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	¥ 87	¥ 488